FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Schedule of Credit risk

The table below shows the credit quality and the maximum exposure to credit risk based on the Group's credit policy, which is mainly based on past due information unless other information is available without undue cost or effort, and year-end staging classification as at December 31, 2018. The amounts presented are gross carrying amounts for financial assets.

	12-month ECLs	Lifetime ECLs		Simplified
	Stage 1	Stage 2	Stage 3	approach	Total
	CNY	CNY	CNY	CNY	CNY

Financial assets included in other receivables
- Normal*	33	—	—	—	33
- Doubtful*	—	—	—	—	—
Cash and cash equivalents
- Not yet past due	6,793	—	—	—	6,793
Total	6,826	—	—	—	6,826

———————

*

The credit quality of the financial assets included in other receivables is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.

Schedule of Maturity Profile of the Group's Financial Liabilities

The table below summarizes the maturity profile of the Group's financial liabilities based on contractual undiscounted payments:

December 31, 2018	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Trade payables	—	100	—	—	100
Other payables and accrued liabilities	—	1,081	—	—	1,081
Due to related companies	—	4,041	—	—	4,041
Due to the Shareholder	—	6,973	—	—	6,973
	—	12,195	—	—	12,195

December 31, 2018	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	US$	US$	US$	US$	US$

Trade payables	—	15	—	—	15
Other payables and accrued liabilities	—	157	—	—	157
Due to related companies	—	587	—	—	587
Due to the Shareholder	—	1,014	—	—	1,014
	—	1,773	—	—	1,773

December 31, 2017	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Trade payables	—	215	—	—	215
Other payables and accrued liabilities	—	2,481	—	—	2,481
Due to related companies	—	13,747	—	—	13,747
Due to the Shareholder	—	11,573	—	—	11,573
	—	28,016	—	—	28,016